GOING CONCERN UNCERTAINTIES (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Retained earnings accumulated deficit	$ 22,506,556		$ 20,122,627
Bank balance	846,174		2,575,225
Current liabilities	116,174		$ 192,459
Operating cash outflow	1,556,984	$ 1,854,151
Service [Member]
Services	30,000.00
Operating [Member]
Services	$ 0